Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Explanatory [Abstract]
Inventories
6.	INVENTORIES

	December 31, 2020	December 31, 2019

Ore stockpile	$9,203	$8,592

Rough diamonds	48,036	70,190

Supplies inventory	33,267	32,990

Total	$90,506	$111,772
Depreciation and depletion included in inventories at December 31, 2020 is $13,663 (December 31, 2019 - $23,894).

The amount of inventory expensed approximates cost of sales with respect to production costs incurred, and the cost of acquired diamonds.
Included in inventories and production costs, for the year ended December
 31, 2020 are the Company’s 49% share of payroll and employee benefits for staff of the GK Mine of $34,271 (2019 - $38,318).
 Included in this number is the offset of $7,238 (2019 - $Nil) related to government assistance provided by the Canada emergency wage subsidy.